Income Tax (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Income Tax Charged to Profit or Loss	Income tax (credited)/charged to profit or loss was as follows:

	2020 RMB million	2019 RMB million	2018 RMB million
Current	222	942	1,220
Deferred	(4,149)	(123)	(294)

	(3,927)	819	926

Summary of the Reconciliation of Statutory Tax Rates to Effective Tax Rate
A reconciliation of the tax expense applicable to (loss)/profit before tax at the statutory rate for the country in which the Company and the majority of its subsidiaries are domiciled to the tax expense at the effective tax rate is as follows:

	2020 RMB million	2019 RMB million	2018 RMB million
(Loss)/profit before income tax	(16,488)	4,299	3,856

Tax calculated at the tax rate of 25% (2019: 25%, 2018:25%)	(4,122)	1,075	964
Lower tax rates enacted by local authority	56	(139)	(93)
Share of results of associates and joint ventures	24	(71)	(51)
Income not subject to tax	(12)	(36)	(9)
Expenses not deductible for tax	169	128	88
Utilization of previously unrecognized tax losses	(16)	(11)	(60)
Unrecognized tax losses for the year	21	17	28
Utilization of previously unrecognized deductible temporary differences	(10)	(8)	(1)
Unrecognized deductible temporary differences	3	3	23
Adjustments in respect of current tax of previous periods	(4)	(34)	61
Additional deduction of research and development costs	(31)	(27)	(24)
Income tax deduction of purchase of special equipment for production safety	(5)	(78)	—

Tax (credit)/charge	(3,927)	819	926

Effective tax rate	23.82%	19.05%	24.01%